Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Document Period End Date	May 31, 2024
C000033271 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund (Formerly known as TIAA-CREF Managed Allocation Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TIMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 15.70% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Managed Allocation Fund Composite Index, which returned 14.39%.

•  The Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	15.70%	7.31%	6.18%
Class A at maximum sales charge (Offering Price)	9.02%	6.06%	5.56%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Managed Allocation Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 881,106,752
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$881,106,752
Total number of portfolio holdings	14
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$0
[2]
Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]	Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047974 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund (Formerly known as TIAA-CREF Lifecycle 2020 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 26	[3]
Expense Ratio, Percent	0.26%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 11.86% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2020 Fund Composite Index, which returned 11.75%.

•  The Lifecycle 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	11.86%	6.09%	5.61%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2020 Fund Composite Index	11.75%	6.40%	5.73%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,514,613,559
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,191,037
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$2,514,613,559
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$10,191,037

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054997 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund (Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$53	0.53%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 53	[4]
Expense Ratio, Percent	0.53%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.20% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Core Bond Fund Nuveen Core Equity Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.20%	4.94%	4.53%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	4.85%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 418,700,199
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,684,797
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund(Formerly known as TIAA-CREF Lifecycle Index 2010 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 9.57% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 9.74%.

•  The Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI EAFE + Emerging Markets Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	9.57%	5.07%	4.66%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2010 Fund Composite Index	9.74%	5.30%	4.90%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 629,213,431
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,073,502
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$629,213,431
Total number of portfolio holdings	7
Portfolio turnover (%)	17%
Total advisory fees paid for the year	$1,073,502

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund(Formerly known as TIAA-CREF Lifecycle Index 2020 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 11.39% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 11.74%.

•  The Lifecycle Index 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	11.39%	6.03%	5.40%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2020 Fund Composite Index	11.74%	6.36%	5.74%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,083,759,478
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,079,516
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,083,759,478
Total number of portfolio holdings	7
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$5,079,516

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund (Formerly known as TIAA-CREF Lifecycle Index 2025 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 12.98% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 12.99%.

•  The Lifecycle Index 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	12.98%	7.09%	6.25%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2025 Fund Composite Index	12.99%	7.15%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,952,010,421
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 9,214,120
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$5,952,010,421
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$9,214,120

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079546 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund (Formerly known as TIAA-CREF Lifecycle Index 2045 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 20.44% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 20.69%.

•  The Lifecycle Index 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI EAFE + Emerging Markets Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	20.44%	10.76%	8.55%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2045 Fund Composite Index	20.69%	10.99%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,419,395,769
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,615,348
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$7,419,395,769
Total number of portfolio holdings	5
Portfolio turnover (%)	8%
Total advisory fees paid for the year	$9,615,348

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079566 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund (Formerly known as TIAA-CREF Lifecycle 2040 Fund)
Class Name	Premier Class Shares
Trading Symbol	TCZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$42	0.42%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 42	[5]
Expense Ratio, Percent	0.42%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 19.32% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2040 Fund Composite Index, which returned 19.14%.

•  The Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	19.32%	9.77%	7.86%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2040 Fund Composite Index	19.14%	10.19%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257-8787.
Net Assets	$ 6,167,299,226
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 24,493,798
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$6,167,299,226
Total number of portfolio holdings	19
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$24,493,798

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund (Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 10	[6]
Expense Ratio, Percent	0.10%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.58% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	24.58%	11.95%	9.10%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	9.59%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 247,850,700
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 228,825
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund(Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TSALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$39	0.39%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 39	[7]
Expense Ratio, Percent	0.39%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.30% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund

Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	24.30%	11.64%	8.77%
Class A at maximum sales charge (Offering Price)	17.15%	10.32%	8.13%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	9.59%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	7.99%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 247,850,700
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 228,825
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]	Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund (Formerly known as TIAA-CREF Lifestyle Income Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$38	0.38%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 38	[8]
Expense Ratio, Percent	0.38%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
•  The Nuveen Lifestyle Income Fund returned 7.61% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	7.61%	3.09%	3.04%
Class A at maximum sales charge (Offering Price)	1.45%	1.88%	2.43%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.07%
Morningstar Conservative Target Risk Index	5.26%	2.12%	2.51%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 74,920,788
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 76,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

Holdings [Text Block]	(1) Affiliated investment companies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]	Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund (Formerly known as TIAA-CREF Lifecycle 2020 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$35	0.35%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 35	[9]
Expense Ratio, Percent	0.35%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 11.65% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2020 Fund Composite Index, which returned 11.75%.

•  The Lifecycle 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Dividend Growth Fund Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	11.65%	6.01%	6.09%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2020 Fund Composite Index	11.75%	6.40%	6.37%
S&P Target Date 2020 Index	11.28%	5.80%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,514,613,559
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,191,037
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$2,514,613,559
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$10,191,037

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund (Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$36	0.36%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 36	[10]
Expense Ratio, Percent	0.36%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.36% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Core Bond Fund Nuveen Core Equity Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.36%	5.10%	5.23%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	5.40%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 418,700,199
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,684,797
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162585 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund (Formerly known as TIAA-CREF Lifecycle Index 2040 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 18.90% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2040 Fund Composite Index, which returned 19.12%.

•  The Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	18.90%	9.97%	9.15%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2040 Fund Composite Index	19.12%	10.14%	9.32%
S&P Target Date 2040 Index	18.88%	9.82%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,874,158,019
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,856,216
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,874,158,019
Total number of portfolio holdings	5
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$11,856,216

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162596 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund (Formerly known as TIAA-CREF Lifestyle Income Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TSIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$19	0.19%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 19	[11]
Expense Ratio, Percent	0.19%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 7.85% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	7.85%	3.33%	3.59%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.34%
Morningstar Conservative Target Risk Index	5.26%	2.12%	3.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 74,920,788
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 76,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

Holdings [Text Block]	(1) Affiliated investment companies.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund (Formerly known as TIAA-CREF Lifecycle 2065 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TSFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 26	[12]
Expense Ratio, Percent	0.26%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 22.77% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2065 Fund Composite Index, which returned 22.32%.

•  The Lifecycle 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	Since Inception
Class I Shares at NAV	22.77%	10.49%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle 2065 Fund Composite Index	22.32%	10.96%
S&P Target Date 2065+ Index	21.48%	11.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 90,936,844
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 269,137
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$90,936,844
Total number of portfolio holdings	19
Portfolio turnover (%)	34%
Total advisory fees paid for the year	$269,137

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221705 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund (Formerly known as TIAA-CREF Lifecycle 2065 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$50	0.50%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 50	[13]
Expense Ratio, Percent	0.50%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 22.46% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2065 Fund Composite Index, which returned 22.32%.

•  The Lifecycle 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	Since Inception
Retirement Class Shares at NAV	22.46%	10.47%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle 2065 Fund Composite Index	22.32%	10.96%
S&P Target Date 2065+ Index	21.48%	11.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 90,936,844
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 269,137
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$90,936,844
Total number of portfolio holdings	19
Portfolio turnover (%)	34%
Total advisory fees paid for the year	$269,137

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014643 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund (Formerly known as TIAA-CREF Lifecycle 2030 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TCLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses.
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$54	0.54%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 54	[14]
Expense Ratio, Percent	0.54%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 14.66% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2030 Fund Composite Index, which returned 14.71%.

•  The Lifecycle 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Equity Fund Nuveen Core Bond Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	14.66%	7.55%	6.50%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2030 Fund Composite Index	14.71%	8.09%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,752,803,626
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 18,737,834
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$4,752,803,626
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$18,737,834

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.
[15]
Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014644 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund (Formerly known as TIAA-CREF Lifecycle 2035 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TCLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$53	0.53%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 53	[16]
Expense Ratio, Percent	0.53%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 16.78% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2035 Fund Composite Index, which returned 16.74%.

•  The Lifecycle 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Core Bond Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	16.78%	8.55%	7.11%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2035 Fund Composite Index	16.74%	9.09%	7.61%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,114,598,782
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,157,934
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$5,114,598,782
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$20,157,934

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047976 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund (Formerly known as TIAA-CREF Lifecycle 2030 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$29	0.29%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 29	[17]
Expense Ratio, Percent	0.29%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 14.95% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2030 Fund Composite Index, which returned 14.71%.

•  The Lifecycle 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	14.95%	7.82%	6.76%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2030 Fund Composite Index	14.71%	8.09%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,752,803,626
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 18,737,834
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$4,752,803,626
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$18,737,834

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054993 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund(Formerly known as TIAA-CREF Lifecycle 2050 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 26	[18]
Expense Ratio, Percent	0.26%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 21.99% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2050 Fund Composite Index, which returned 21.44%.

•  The Lifecycle 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	21.99%	11.03%	8.62%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2050 Fund Composite Index	21.44%	11.29%	8.94%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,505,834,075
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 13,606,936
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,505,834,075
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$13,606,936

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund(Formerly known as TIAA-CREF Lifecycle Index 2015 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 10.75% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 10.73%.

•  The Lifecycle Index 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.
Fund Performance Equity & Fixed Income Funds Fees/Other Expenses

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.75%	5.76%	5.23%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2015 Fund Composite Index	10.73%	5.82%	5.29%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,047,344,707
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,780,610
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,047,344,707
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,780,610

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund(Formerly known as TIAA-CREF Lifecycle Index 2015 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 10.57% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 10.73%.

•  The Lifecycle Index 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.57%	5.60%	5.06%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2015 Fund Composite Index	10.73%	5.82%	5.29%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,047,344,707
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,780,610
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,047,344,707
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,780,610

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079541 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund (Formerly known as TIAA-CREF Lifecycle Index 2035 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 16.36% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 16.72%.

•  The Lifecycle Index 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	16.36%	8.71%	7.26%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2035 Fund Composite Index	16.72%	9.04%	7.60%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,457,873,052
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,652,990
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,457,873,052
Total number of portfolio holdings	7
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$11,652,990

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund (Formerly known as TIAA-CREF Lifecycle 2010 Fund)
Class Name	Premier Class Shares
Trading Symbol	TCTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 41	[19]
Expense Ratio, Percent	0.41%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 10.27% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2010 Fund Composite Index, which returned 9.75%.

•  The Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI All Country World Index ex USA Investable Market Index; 13.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.27%	5.08%	4.75%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2010 Fund Composite Index	9.75%	5.32%	4.89%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 804,466,356
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 3,211,719
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$804,466,356
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$3,211,719

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099413 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund (Formerly known as TIAA-CREF Lifecycle Index 2055 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TTIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 21.32% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 21.71%.

•  The Lifecycle Index 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	21.32%	11.04%	8.71%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2055 Fund Composite Index	21.71%	11.39%	9.04%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,748,381,346
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,710,433
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,748,381,346
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$4,710,433

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099414 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund (Formerly known as TIAA-CREF Lifecycle Index 2055 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 21.61% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 21.71%.

•  The Lifecycle Index 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	21.61%	11.32%	8.97%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2055 Fund Composite Index	21.71%	11.39%	9.04%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,748,381,346
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,710,433
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,748,381,346
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$4,710,433

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund (Formerly known as TIAA-CREF Lifestyle Growth Fund)
Class Name	Premier Class Shares
Trading Symbol	TSGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$18	0.18%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 18	[20]
Expense Ratio, Percent	0.18%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 20.09% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	20.09%	9.61%	7.59%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	8.04%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 306,250,622
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 288,025
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107526 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund (Formerly known as TIAA-CREF Lifestyle Growth Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$31	0.31%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 31	[21]
Expense Ratio, Percent	0.31%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 19.91% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	19.91%	9.44%	7.44%
Class A at maximum sales charge (Offering Price)	13.01%	8.15%	6.81%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	8.04%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.”

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 306,250,622
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 288,025
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]	Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000145612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund (Formerly known as TIAA-CREF Lifecycle 2060 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 26	[22]
Expense Ratio, Percent	0.26%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 22.51% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2060 Fund Composite Index, which returned 22.03%.

•  The Lifecycle 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class R6 Shares at NAV	22.51%	11.30%	9.03%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle 2060 Fund Composite Index	22.03%	11.59%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 734,710,348
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,615,957
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$734,710,348
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$2,615,957

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund(Formerly known as TIAA-CREF Lifecycle 2010 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$32	0.32%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 32	[23]
Expense Ratio, Percent	0.32%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 10.33% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2010 Fund Composite Index, which returned 9.75%.

•  The Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI All Country World Index ex USA Investable Market Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.33%	5.19%	5.37%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2010 Fund Composite Index	9.75%	5.32%	5.42%
S&P Target Date 2010 Index	9.20%	4.91%	4.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 804,466,356
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 3,211,719
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$804,466,356
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$3,211,719

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162574 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund (Formerly known as TIAA-CREF Lifecycle 2045 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TTFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$36	0.36%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 36	[24]
Expense Ratio, Percent	0.36%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 21.04% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2045 Fund Composite Index, which returned 20.71%.

•  The Lifecycle 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI All Country World Index ex USA Investable Market Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.04%	10.72%	9.40%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2045 Fund Composite Index	20.71%	11.05%	9.93%
S&P Target Date 2045 Index	20.26%	10.39%	9.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,447,242,431
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 17,421,709
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$4,447,242,431
Total number of portfolio holdings	19
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$17,421,709

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162583 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund (Formerly known as TIAA-CREF Lifecycle Index 2030 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 14.57% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 14.70%.

•  The Lifecycle Index 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	14.57%	7.89%	7.56%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2030 Fund Composite Index	14.70%	8.05%	7.73%
S&P Target Date 2030 Index	14.24%	7.77%	7.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,018,485,284
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,647,881
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,018,485,284
Total number of portfolio holdings	7
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$11,647,881

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162601 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund (Formerly known as TIAA-CREF Lifecycle 2060 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$35	0.35%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 35	[25]
Expense Ratio, Percent	0.35%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 22.46% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2060 Fund Composite Index, which returned 22.03%.

•  The Lifecycle 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	22.46%	11.22%	9.78%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2060 Fund Composite Index	22.03%	11.59%	10.38%
S&P Target Date 2060 Index	21.09%	10.78%	9.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 734,710,348
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,615,957
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$734,710,348
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$2,615,957

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014639 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund(Formerly known as TIAA-CREF Lifecycle 2010 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TCLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 51	[26]
Expense Ratio, Percent	0.51%	[26]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 10.11% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2010 Fund Composite Index, which returned 9.75%.

•  The Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI All Country World Index ex USA Investable Market Index; 13.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.11%	4.96%	4.64%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2010 Fund Composite Index	9.75%	5.32%	4.89%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 804,466,356
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 3,211,719
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$804,466,356
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$3,211,719

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047972 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund(Formerly known as TIAA-CREF Lifecycle 2010 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 26	[27]
Expense Ratio, Percent	0.26%	[27]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 10.31% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2010 Fund Composite Index, which returned 9.75%.

•  The Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI All Country World Index ex USA Investable Market Index; 13.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.31%	5.23%	4.90%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2010 Fund Composite Index	9.75%	5.32%	4.89%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 804,466,356
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 3,211,719
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$804,466,356
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$3,211,719

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054994 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund (Formerly known as TIAA-CREF Lifecycle 2050 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 51	[28]
Expense Ratio, Percent	0.51%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 21.76% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2050 Fund Composite Index, which returned 21.44%.

•  The Lifecycle 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	21.76%	10.76%	8.35%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2050 Fund Composite Index	21.44%	11.29%	8.94%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,505,834,075
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 13,606,936
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,505,834,075
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$13,606,936

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund (Formerly known as TIAA-CREF Lifecycle Index Retirement Income Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 10.11% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 10.39%.

•  The Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.11%	5.10%	4.54%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index Retirement Income Fund Composite Index	10.39%	5.43%	4.86%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 705,007,300
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,144,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$705,007,300
Total number of portfolio holdings	7
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$1,144,176

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079539 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund (Formerly known as TIAA-CREF Lifecycle Index 2035 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 16.68% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 16.72%.

•  The Lifecycle Index 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	16.68%	8.98%	7.54%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2035 Fund Composite Index	16.72%	9.04%	7.60%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,457,873,052
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,652,990
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,457,873,052
Total number of portfolio holdings	7
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$11,652,990

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079540 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund (Formerly known as TIAA-CREF Lifecycle Index 2035 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 16.49% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 16.72%.

•  The Lifecycle Index 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	16.49%	8.81%	7.37%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2035 Fund Composite Index	16.72%	9.04%	7.60%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,457,873,052
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,652,990
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,457,873,052
Total number of portfolio holdings	7
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$11,652,990

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund (Formerly known as TIAA-CREF Lifecycle 2030 Fund)
Class Name	Premier Class Shares
Trading Symbol	TCHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$44	0.44%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 44	[29]
Expense Ratio, Percent	0.44%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 14.75% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2030 Fund Composite Index, which returned 14.71%.

•  The Lifecycle 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	14.75%	7.64%	6.60%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2030 Fund Composite Index	14.71%	8.09%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,752,803,626
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 18,737,834
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$4,752,803,626
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$18,737,834

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund(Formerly known as TIAA-CREF Lifecycle 2045 Fund)
Class Name	Premier Class Shares
Trading Symbol	TTFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$42	0.42%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 42	[30]
Expense Ratio, Percent	0.42%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 21.06% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2045 Fund Composite Index, which returned 20.71%.

•  The Lifecycle 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI All Country World Index ex USA Investable Market Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	21.06%	10.62%	8.31%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2045 Fund Composite Index	20.71%	11.05%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,447,242,431
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 17,421,709
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$4,447,242,431
Total number of portfolio holdings	19
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$17,421,709

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000014647 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund (Formerly known as TIAA-CREF Lifecycle 2040 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TCLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$52	0.52%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 52	[31]
Expense Ratio, Percent	0.52%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 19.27% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2040 Fund Composite Index, which returned 19.14%.

•  The Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	19.27%	9.66%	7.75%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2040 Fund Composite Index	19.14%	10.19%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,167,299,226
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 24,493,798
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$6,167,299,226
Total number of portfolio holdings	19
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$24,493,798

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047975 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund (Formerly known as TIAA-CREF Lifecycle 2025 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$28	0.28%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 28	[32]
Expense Ratio, Percent	0.28%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 13.20% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2025 Fund Composite Index, which returned 13.00%.

•  The Lifecycle 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	13.20%	6.89%	6.16%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2025 Fund Composite Index	13.00%	7.19%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,915,890,552
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 15,748,110
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,915,890,552
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$15,748,110

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054991 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund (Formerly known as TIAA-CREF Lifecycle 2045 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$27	0.27%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 27	[33]
Expense Ratio, Percent	0.27%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 21.22% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2045 Fund Composite Index, which returned 20.71%.

•  The Lifecycle 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI All Country World Index ex USA Investable Market Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	21.22%	10.78%	8.48%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2045 Fund Composite Index	20.71%	11.05%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,447,242,431
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 17,421,709
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$4,447,242,431
Total number of portfolio holdings	19
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$17,421,709

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund (Formerly known as TIAA-CREF Lifecycle Index Retirement Income Fund)
Class Name	Premier Class Shares
Trading Symbol	TLIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 10.20% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 10.39%.

•  The Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1 - 3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.20%	5.21%	4.64%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index Retirement Income Fund Composite Index	10.39%	5.43%	4.86%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 705,007,300
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,144,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$705,007,300
Total number of portfolio holdings	7
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$1,144,176

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund (Formerly known as TIAA-CREF Lifecycle Index 2020 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 11.75% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 11.74%.

•  The Lifecycle Index 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.
Fund Performance Equity & Fixed Income Funds Fees/Other Expenses

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	11.75%	6.30%	5.66%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2020 Fund Composite Index	11.74%	6.36%	5.74%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,083,759,478
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,079,516
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,083,759,478
Total number of portfolio holdings	7
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$5,079,516

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund (Formerly known as TIAA-CREF Lifecycle Index 2040 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 18.72% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 19.12%.

•  The Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	18.72%	9.81%	7.96%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2040 Fund Composite Index	19.12%	10.14%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,874,158,019
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,856,216
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,874,158,019
Total number of portfolio holdings	5
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$11,856,216

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079549 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund (Formerly known as TIAA-CREF Lifecycle Index 2050 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 21.13% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 21.42%.

•  The Lifecycle Index 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	21.13%	11.02%	8.71%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2050 Fund Composite Index	21.42%	11.24%	8.93%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,264,949,959
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,068,565
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$6,264,949,959
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$8,068,565

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099416 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund (Formerly known as TIAA-CREF Lifecycle 2055 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TTRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 51	[34]
Expense Ratio, Percent	0.51%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 22.02% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2055 Fund Composite Index, which returned 21.73%.

•  The Lifecycle 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	22.02%	10.88%	8.44%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2055 Fund Composite Index	21.73%	11.44%	9.05%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,766,248,561
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 6,690,466
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,766,248,561
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$6,690,466

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund (Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$37	0.37%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 37	[35]
Expense Ratio, Percent	0.37%	[35]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.58% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%.

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	11.58%	5.20%	4.58%
Class A at maximum sales charge (Offering Price)	5.17%	3.96%	3.96%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	4.78%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	4.31%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 309,299,326
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 307,011
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]	Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund (Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Class Name	Premier Class Shares
Trading Symbol	TSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$24	0.24%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 24	[36]
Expense Ratio, Percent	0.24%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.68% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	15.68%	7.36%	6.20%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 562,960,415
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 538,127
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162553 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund (Formerly known as TIAA-CREF Lifecycle 2015 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$28	0.28%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 28	[37]
Expense Ratio, Percent	0.28%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 10.74% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2015 Fund Composite Index, which returned 10.74%.

•  The Lifecycle 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.74%	5.52%	5.65%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2015 Fund Composite Index	10.74%	5.85%	5.87%
S&P Target Date 2015 Index	9.99%	5.38%	5.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,158,115,781
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,598,952
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,158,115,781
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$4,598,952

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund (Formerly known as TIAA-CREF Lifecycle 2050 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$33	0.33%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 33	[38]
Expense Ratio, Percent	0.33%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 21.89% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2050 Fund Composite Index, which returned 21.44%.

•  The Lifecycle 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.89%	10.96%	9.58%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2050 Fund Composite Index	21.44%	11.29%	10.12%
S&P Target Date 2050 Index	21.00%	10.68%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,505,834,075
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 13,606,936
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,505,834,075
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$13,606,936

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162582 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund (Formerly known as TIAA-CREF Lifecycle Index 2025 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 12.84% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 12.99%.

•  The Lifecycle Index 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	12.84%	6.99%	6.83%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2025 Fund Composite Index	12.99%	7.15%	7.01%
S&P Target Date 2025 Index	11.97%	6.70%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,952,010,421
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 9,214,120
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$5,952,010,421
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$9,214,120

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162595 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund (Formerly known as TIAA-CREF Lifestyle Growth Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TSGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$13	0.13%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 13	[39]
Expense Ratio, Percent	0.13%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 20.15% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	20.15%	9.64%	8.48%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	9.06%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	8.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 306,250,622
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 288,025
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162602 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund (Formerly known as TIAA-CREF Lifecycle Index 2060 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TVIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 21.83% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2060 Fund Composite Index, which returned 22.01%.

•  The Lifecycle Index 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.83%	11.36%	10.18%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2060 Fund Composite Index	22.01%	11.54%	10.34%
S&P Target Date 2060 Index	21.09%	10.78%	9.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,078,107,035
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,518,111
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$2,078,107,035
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$2,518,111

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000221708 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund (Formerly known as TIAA-CREF Lifecycle Index 2065 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 22.08% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2065 Fund Composite Index, which returned 22.31%.

•  The Lifecycle Index 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	Since Inception
Class I Shares at NAV	22.08%	10.79%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle Index 2065 Fund Composite Index	22.31%	10.89%
S&P Target Date 2065+ Index	21.48%	11.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 339,024,079
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 334,084
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$339,024,079
Total number of portfolio holdings	5
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$334,084

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014642 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund(Formerly known as TIAA-CREF Lifecycle 2025 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TCLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$53	0.53%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 53	[40]
Expense Ratio, Percent	0.53%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 12.79% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2025 Fund Composite Index, which returned 13.00%.

•  The Lifecycle 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	12.79%	6.63%	5.89%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2025 Fund Composite Index	13.00%	7.19%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,915,890,552
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 15,748,110
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,915,890,552
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$15,748,110

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund(Formerly known as TIAA-CREF Lifecycle 2035 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$28	0.28%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 28	[41]
Expense Ratio, Percent	0.28%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 17.10% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2035 Fund Composite Index, which returned 16.74%.

•  The Lifecycle 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Core Bond Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	17.10%	8.82%	7.38%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2035 Fund Composite Index	16.74%	9.09%	7.61%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,114,598,782
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,157,934
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$5,114,598,782
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$20,157,934

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund (Formerly known as TIAA-CREF Lifecycle Index 2010 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 9.44% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 9.74%.

•  The Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI EAFE + Emerging Markets Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	9.44%	4.97%	4.55%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2010 Fund Composite Index	9.74%	5.30%	4.90%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 629,213,431
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,073,502
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$629,213,431
Total number of portfolio holdings	7
Portfolio turnover (%)	17%
Total advisory fees paid for the year	$1,073,502

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund(Formerly known as TIAA-CREF Lifecycle Index Retirement Income Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TRILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 10.43% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 10.39%.

•  The Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.
Fund Performance Equity & Fixed Income Funds Fees/Other Expenses

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.43%	5.36%	4.80%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index Retirement Income Fund Composite Index	10.39%	5.43%	4.86%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 705,007,300
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,144,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$705,007,300
Total number of portfolio holdings	7
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$1,144,176

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund (Formerly known as TIAA-CREF Lifecycle Index 2020 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 11.59% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 11.74%.

•  The Lifecycle Index 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	11.59%	6.15%	5.51%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2020 Fund Composite Index	11.74%	6.36%	5.74%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,083,759,478
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,079,516
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,083,759,478
Total number of portfolio holdings	7
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$5,079,516

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund (Formerly known as TIAA-CREF Lifecycle Index 2050 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 21.34% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2050 Fund Composite Index, which returned 21.42%.

•  The Lifecycle Index 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	21.34%	11.18%	8.87%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2050 Fund Composite Index	21.42%	11.24%	8.93%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,264,949,959
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,068,565
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$6,264,949,959
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$8,068,565

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079550 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund(Formerly known as TIAA-CREF Lifecycle Index 2050 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 21.01% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 21.42%.

•  The Lifecycle Index 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	21.01%	10.90%	8.60%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2050 Fund Composite Index	21.42%	11.24%	8.93%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,264,949,959
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,068,565
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$6,264,949,959
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$8,068,565

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund (Formerly known as TIAA-CREF Lifecycle 2025 Fund)
Class Name	Premier Class Shares
Trading Symbol	TCQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$43	0.43%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 43	[42]
Expense Ratio, Percent	0.43%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 12.84% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2025 Fund Composite Index, which returned 13.00%.

•  The Lifecycle 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	12.84%	6.72%	6.00%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2025 Fund Composite Index	13.00%	7.19%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,915,890,552
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 15,748,110
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,915,890,552
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$15,748,110

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099417 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund (Formerly known as TIAA-CREF Lifecycle 2055 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 26	[43]
Expense Ratio, Percent	0.26%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 22.26% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2055 Fund Composite Index, which returned 21.73%.

•  The Lifecycle 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	22.26%	11.15%	8.71%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2055 Fund Composite Index	21.73%	11.44%	9.05%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,766,248,561
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 6,690,466
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,766,248,561
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$6,690,466

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund (Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$9	0.09%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 9	[44]
Expense Ratio, Percent	0.09%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.90% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	15.90%	7.53%	6.37%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 562,960,415
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 538,127
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund (Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$36	0.36%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 36	[45]
Expense Ratio, Percent	0.36%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.55% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	15.55%	7.24%	6.07%
Class A at maximum sales charge (Offering Price)	8.90%	5.98%	5.44%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 562,960,415
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 538,127
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]	Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000145615 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund (Formerly known as TIAA-CREF Lifecycle Index 2060 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 21.62% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 22.01%.

•  The Lifecycle Index 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Retirement Class Shares at NAV	21.62%	11.19%	9.01%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle Index 2060 Fund Composite Index	22.01%	11.54%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,078,107,035
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,518,111
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$2,078,107,035
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$2,518,111

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145617 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund (Formerly known as TIAA-CREF Lifecycle Index 2060 Fund)
Class Name	Premier Class Shares
Trading Symbol	TVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 21.74% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 22.01%.

•  The Lifecycle Index 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Premier Class Shares at NAV	21.74%	11.31%	9.11%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle Index 2060 Fund Composite Index	22.01%	11.54%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,078,107,035
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,518,111
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$2,078,107,035
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$2,518,111

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162557 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund(Formerly known as TIAA-CREF Lifecycle 2035 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$38	0.38%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 38	[46]
Expense Ratio, Percent	0.38%	[46]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 17.03% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2035 Fund Composite Index, which returned 16.74%.

•  The Lifecycle 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Core Bond Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	17.03%	8.73%	8.09%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2035 Fund Composite Index	16.74%	9.09%	8.53%
S&P Target Date 2035 Index	16.73%	8.92%	8.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,114,598,782
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,157,934
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$5,114,598,782
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$20,157,934

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162580 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund (Formerly known as TIAA-CREF Lifecycle Index 2015 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 10.57% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 10.73%.

•  The Lifecycle Index 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.57%	5.67%	5.70%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2015 Fund Composite Index	10.73%	5.82%	5.84%
S&P Target Date 2015 Index	9.99%	5.38%	5.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,047,344,707
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,780,610
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,047,344,707
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,780,610

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162590 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund (Formerly known as TIAA-CREF Lifecycle Index 2055 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TTIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 21.49% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 21.71%.

•  The Lifecycle Index 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.49%	11.21%	10.05%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2055 Fund Composite Index	21.71%	11.39%	10.21%
S&P Target Date 2055 Index	21.05%	10.75%	9.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,748,381,346
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,710,433
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,748,381,346
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$4,710,433

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162591 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund (Formerly known as TIAA-CREF Lifecycle 2055 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TTRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$34	0.34%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 34	[47]
Expense Ratio, Percent	0.34%	[47]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 22.11% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2055 Fund Composite Index, which returned 21.73%.

•  The Lifecycle 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	22.11%	11.10%	9.69%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2055 Fund Composite Index	21.73%	11.44%	10.25%
S&P Target Date 2055 Index	21.05%	10.75%	9.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,766,248,561
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 6,690,466
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,766,248,561
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$6,690,466

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162597 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund (Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$18	0.18%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 18	[48]
Expense Ratio, Percent	0.18%	[48]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.72% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	15.72%	7.42%	6.91%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	7.16%
Morningstar Moderate Target Risk Index	13.09%	6.54%	6.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 562,960,415
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 538,127
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000033272 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund (Formerly known as TIAA-CREF Managed Allocation Fund)
Class Name	Retirement Class Shares
Trading Symbol	TITRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 25	[49]
Expense Ratio, Percent	0.25%	[49]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 15.60% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024, Year. The Fund outperformed the Managed Allocation Fund Composite Index, which returned 14.39%.

•  The Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.

Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	15.60%	7.30%	6.18%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Managed Allocation Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 881,106,752
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$881,106,752
Total number of portfolio holdings	14
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$0

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047973 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund (Formerly known as TIAA-CREF Lifecycle 2015 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$24	0.24%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 24	[50]
Expense Ratio, Percent	0.24%	[50]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 10.82% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2015 Fund Composite Index, which returned 10.74%.

•  The Lifecycle 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.82%	5.62%	5.22%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2015 Fund Composite Index	10.74%	5.85%	5.28%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,158,115,781
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,598,952
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,158,115,781
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$4,598,952

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund(Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$28	0.28%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 28	[51]
Expense Ratio, Percent	0.28%	[51]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.45% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.45%	5.19%	4.78%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	4.85%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 418,700,199
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,684,797
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund (Formerly known as TIAA-CREF Lifecycle Index 2015 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 10.43% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 10.73%.

•  The Lifecycle Index 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.43%	5.49%	4.96%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2015 Fund Composite Index	10.73%	5.82%	5.29%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,047,344,707
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,780,610
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,047,344,707
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,780,610

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund (Formerly known as TIAA-CREF Lifecycle Index 2030 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 14.53% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 14.70%.

•  The Lifecycle Index 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	14.53%	7.83%	6.72%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2030 Fund Composite Index	14.70%	8.05%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,018,485,284
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,647,881
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,018,485,284
Total number of portfolio holdings	7
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$11,647,881

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund (Formerly known as TIAA-CREF Lifecycle Index 2040 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 19.02% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2040 Fund Composite Index, which returned 19.12%.

•  The Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	19.02%	10.07%	8.23%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2040 Fund Composite Index	19.12%	10.14%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,874,158,019
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,856,216
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,874,158,019
Total number of portfolio holdings	5
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$11,856,216

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund(Formerly known as TIAA-CREF Lifecycle 2035 Fund)
Class Name	Premier Class Shares
Trading Symbol	TCYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$43	0.43%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 43	[52]
Expense Ratio, Percent	0.43%	[52]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 16.98% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2035 Fund Composite Index, which returned 16.74%.

•  The Lifecycle 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Core Bond Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	16.98%	8.67%	7.22%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2035 Fund Composite Index	16.74%	9.09%	7.61%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,114,598,782
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,157,934
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$5,114,598,782
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$20,157,934

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099418 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund (Formerly known as TIAA-CREF Lifecycle 2055 Fund)
Class Name	Premier Class Shares
Trading Symbol	TTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 41	[53]
Expense Ratio, Percent	0.41%	[53]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 22.02% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2055 Fund Composite Index, which returned 21.73%.

•  The Lifecycle 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	22.02%	10.97%	8.55%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2055 Fund Composite Index	21.73%	11.44%	9.05%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,766,248,561
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 6,690,466
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,766,248,561
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$6,690,466

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund (Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 10	[54]
Expense Ratio, Percent	0.10%	[54]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.96% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%.

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	11.96%	5.49%	4.87%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	4.78%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 309,299,326
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 307,011
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund (Formerly known as TIAA-CREF Lifestyle Growth Fund)
Class Name	Retirement Class Shares
Trading Symbol	TSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$28	0.28%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 28	[55]
Expense Ratio, Percent	0.28%	[55]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 19.90% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	19.90%	9.47%	7.47%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	8.04%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 306,250,622
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 288,025
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund (Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Class Name	Retirement Class Shares
Trading Symbol	TSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$34	0.34%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 34	[56]
Expense Ratio, Percent	0.34%	[56]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.56% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	15.56%	7.26%	6.10%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 562,960,415
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 538,127
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145616 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund (Formerly known as TIAA-CREF Lifecycle Index 2060 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 21.91% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2060 Fund Composite Index, which returned 22.01%.

•  The Lifecycle Index 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class R6 Shares at NAV	21.91%	11.48%	9.27%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle Index 2060 Fund Composite Index	22.01%	11.54%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,078,107,035
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,518,111
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$2,078,107,035
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$2,518,111

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund (Formerly known as TIAA-CREF Lifecycle 2025 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$35	0.35%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 35	[57]
Expense Ratio, Percent	0.35%	[57]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 13.00% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2025 Fund Composite Index, which returned 13.00%.

•  The Lifecycle 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	13.00%	6.83%	6.70%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2025 Fund Composite Index	13.00%	7.19%	7.04%
S&P Target Date 2025 Index	11.97%	6.70%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,915,890,552
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 15,748,110
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,915,890,552
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$15,748,110

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund(Formerly known as TIAA-CREF Lifecycle Index 2010 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 9.63% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 9.74%.

•  The Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI EAFE + Emerging Markets Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	9.63%	5.16%	5.25%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2010 Fund Composite Index	9.74%	5.30%	5.40%
S&P Target Date 2010 Index	9.20%	4.91%	4.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 629,213,431
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,073,502
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$629,213,431
Total number of portfolio holdings	7
Portfolio turnover (%)	17%
Total advisory fees paid for the year	$1,073,502

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162586 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund (Formerly known as TIAA-CREF Lifecycle Index 2045 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 20.46% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 20.69%.

•  The Lifecycle Index 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI EAFE + Emerging Markets Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	20.46%	10.82%	9.71%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2045 Fund Composite Index	20.69%	10.99%	9.90%
S&P Target Date 2045 Index	20.26%	10.39%	9.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,419,395,769
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,615,348
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$7,419,395,769
Total number of portfolio holdings	5
Portfolio turnover (%)	8%
Total advisory fees paid for the year	$9,615,348

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund (Formerly known as TIAA-CREF Lifecycle Index 2065 Fund)
Class Name	Premier Class Shares
Trading Symbol	TFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 22.03% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 22.31%.

•  The Lifecycle Index 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	Since Inception
Premier Class Shares at NAV	22.03%	10.73%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle Index 2065 Fund Composite Index	22.31%	10.89%
S&P Target Date 2065+ Index	21.48%	11.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 339,024,079
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 334,084
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$339,024,079
Total number of portfolio holdings	5
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$334,084

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000099415 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund (Formerly known as TIAA-CREF Lifecycle Index 2055 Fund)
Class Name	Premier Class Shares
Trading Symbol	TTIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 21.47% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 21.71%.

•  The Lifecycle Index 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	21.47%	11.17%	8.81%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2055 Fund Composite Index	21.71%	11.39%	9.04%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,748,381,346
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,710,433
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,748,381,346
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$4,710,433

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund (Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Class Name	Retirement Class Shares
Trading Symbol	TSCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 35	[58]
Expense Ratio, Percent	0.35%	[58]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.60% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%.

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	11.60%	5.22%	4.61%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	4.78%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 309,299,326
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 307,011
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund (Formerly known as TIAA-CREF Lifecycle 2060 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 41	[59]
Expense Ratio, Percent	0.41%	[59]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 22.33% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2060 Fund Composite Index, which returned 22.03%.

•  The Lifecycle 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Premier Class Shares at NAV	22.33%	11.13%	8.87%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle 2060 Fund Composite Index	22.03%	11.59%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 734,710,348
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,615,957
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$734,710,348
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$2,615,957

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145614 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund (Formerly known as TIAA-CREF Lifecycle 2060 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 51	[60]
Expense Ratio, Percent	0.51%	[60]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 22.17% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2060 Fund Composite Index, which returned 22.03%.

•  The Lifecycle 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Retirement Class Shares at NAV	22.17%	11.01%	8.76%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle 2060 Fund Composite Index	22.03%	11.59%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 734,710,348
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,615,957
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$734,710,348
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$2,615,957

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162556 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund (Formerly known as TIAA-CREF Lifecycle 2030 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$37	0.37%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 37	[61]
Expense Ratio, Percent	0.37%	[61]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 14.76% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2030 Fund Composite Index, which returned 14.71%.

•  The Lifecycle 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	14.76%	7.74%	7.38%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2030 Fund Composite Index	14.71%	8.09%	7.76%
S&P Target Date 2030 Index	14.24%	7.77%	7.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,752,803,626
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 18,737,834
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$4,752,803,626
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$18,737,834

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162578 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund (Formerly known as TIAA-CREF Lifecycle Index Retirement Income Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 10.27% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 10.39%.

•  The Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.27%	5.25%	5.23%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index Retirement Income Fund Composite Index	10.39%	5.43%	5.39%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 705,007,300
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,144,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$705,007,300
Total number of portfolio holdings	7
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$1,144,176

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162587 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund (Formerly known as TIAA-CREF Lifecycle Index 2050 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 21.23% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2050 Fund Composite Index, which returned 21.42%.

•  The Lifecycle Index 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]

Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.23%	11.08%	9.91%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2050 Fund Composite Index	21.42%	11.24%	10.08%
S&P Target Date 2050 Index	21.00%	10.68%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,264,949,959
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,068,565
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$6,264,949,959
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$8,068,565

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162594 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund (Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 20	[62]
Expense Ratio, Percent	0.20%	[62]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.75% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%.

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	11.75%	5.37%	5.25%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	5.28%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	5.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 309,299,326
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 307,011
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014641 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund (Formerly known as TIAA-CREF Lifecycle 2020 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TCLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 51	[63]
Expense Ratio, Percent	0.51%	[63]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 11.50% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2020 Fund Composite Index, which returned 11.75%.

•  The Lifecycle 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	11.50%	5.82%	5.35%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2020 Fund Composite Index	11.75%	6.40%	5.73%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,514,613,559
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,191,037
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$2,514,613,559
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$10,191,037

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000047978 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund (Formerly known as TIAA-CREF Lifecycle 2040 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$27	0.27%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 27	[64]
Expense Ratio, Percent	0.27%	[64]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 19.56% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2040 Fund Composite Index, which returned 19.14%.

•  The Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	19.56%	9.92%	8.02%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2040 Fund Composite Index	19.14%	10.19%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,167,299,226
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 24,493,798
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$6,167,299,226
Total number of portfolio holdings	19
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$24,493,798

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund (Formerly known as TIAA-CREF Lifecycle Index 2010 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 9.76% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 9.74%.

•  The Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI EAFE + Emerging Markets Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Fund Performance Equity & Fixed Income Funds Fees/Other Expenses

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	9.76%	5.23%	4.82%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2010 Fund Composite Index	9.74%	5.30%	4.90%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 629,213,431
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,073,502
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$629,213,431
Total number of portfolio holdings	7
Portfolio turnover (%)	17%
Total advisory fees paid for the year	$1,073,502

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund (Formerly known as TIAA-CREF Lifecycle Index 2025 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 12.83% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 12.99%.

•  The Lifecycle Index 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	12.83%	6.95%	6.09%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2025 Fund Composite Index	12.99%	7.15%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,952,010,421
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 9,214,120
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$5,952,010,421
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$9,214,120

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund (Formerly known as TIAA-CREF Lifecycle Index 2045 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 20.61% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 20.69%.

•  The Lifecycle Index 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI EAFE + Emerging Markets Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	20.61%	10.92%	8.71%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2045 Fund Composite Index	20.69%	10.99%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,419,395,769
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,615,348
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$7,419,395,769
Total number of portfolio holdings	5
Portfolio turnover (%)	8%
Total advisory fees paid for the year	$9,615,348

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund (Formerly known as TIAA-CREF Lifecycle Index 2045 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 20.30% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 20.69%.

•  The Lifecycle Index 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI EAFE + Emerging Markets Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	20.30%	10.65%	8.44%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2045 Fund Composite Index	20.69%	10.99%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,419,395,769
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,615,348
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$7,419,395,769
Total number of portfolio holdings	5
Portfolio turnover (%)	8%
Total advisory fees paid for the year	$9,615,348

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund (Formerly known as TIAA-CREF Lifecycle 2020 Fund)
Class Name	Premier Class Shares
Trading Symbol	TCWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 41	[65]
Expense Ratio, Percent	0.41%	[65]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 11.68% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2020 Fund Composite Index, which returned 11.75%.

•  The Lifecycle 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	11.68%	5.94%	5.45%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2020 Fund Composite Index	11.75%	6.40%	5.73%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,514,613,559
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,191,037
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$2,514,613,559
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$10,191,037

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund (Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Class Name	Premier Class Shares
Trading Symbol	TPILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$43	0.43%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 43	[66]
Expense Ratio, Percent	0.43%	[66]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.29% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Core Bond Fund Nuveen Core Equity Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.29%	5.03%	4.63%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	4.85%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 418,700,199
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,684,797
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund (Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Class Name	Premier Class Shares
Trading Symbol	TSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 25	[67]
Expense Ratio, Percent	0.25%	[67]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.39% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	24.39%	11.78%	8.94%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	9.59%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 247,850,700
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 228,825
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund (Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Class Name	Retirement Class Shares
Trading Symbol	TSARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 35	[68]
Expense Ratio, Percent	0.35%	[68]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.29% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	24.29%	11.68%	8.83%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	9.59%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 247,850,700
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 228,825
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund (Formerly known as TIAA-CREF Lifestyle Income Fund)
Class Name	Premier Class Shares
Trading Symbol	TSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 25	[69]
Expense Ratio, Percent	0.25%	[69]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 7.76% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	7.76%	3.24%	3.17%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.07%
Morningstar Conservative Target Risk Index	5.26%	2.12%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 74,920,788
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 76,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

Holdings [Text Block]	(1) Affiliated investment companies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund (Formerly known as TIAA-CREF Lifestyle Income Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 35	[70]
Expense Ratio, Percent	0.35%	[70]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 7.65% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	7.65%	3.14%	3.06%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.07%
Morningstar Conservative Target Risk Index	5.26%	2.12%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 74,920,788
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 76,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

Holdings [Text Block]	(1) Affiliated investment companies.
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund (Formerly known as TIAA-CREF Lifecycle 2040 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$36	0.36%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 36	[71]
Expense Ratio, Percent	0.36%	[71]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 19.49% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2040 Fund Composite Index, which returned 19.14%.

•  The Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	19.49%	9.86%	8.85%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2040 Fund Composite Index	19.14%	10.19%	9.35%
S&P Target Date 2040 Index	18.88%	9.82%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,167,299,226
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 24,493,798
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$6,167,299,226
Total number of portfolio holdings	19
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$24,493,798

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162581 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund(Formerly known as TIAA-CREF Lifecycle Index 2020 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 11.60% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 11.74%.

•  The Lifecycle Index 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	11.60%	6.19%	6.17%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2020 Fund Composite Index	11.74%	6.36%	6.34%
S&P Target Date 2020 Index	11.28%	5.80%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,083,759,478
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,079,516
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,083,759,478
Total number of portfolio holdings	7
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$5,079,516

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund (Formerly known as TIAA-CREF Lifecycle 2065 Fund)
Class Name	Premier Class Shares
Trading Symbol	TSFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$40	0.40%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 40	[72]
Expense Ratio, Percent	0.40%	[72]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 22.58% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2065 Fund Composite Index, which returned 22.32%.

•  The Lifecycle 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	Since Inception
Premier Class Shares at NAV	22.58%	10.45%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle 2065 Fund Composite Index	22.32%	10.96%
S&P Target Date 2065+ Index	21.48%	11.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 90,936,844
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 269,137
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$90,936,844
Total number of portfolio holdings	19
Portfolio turnover (%)	34%
Total advisory fees paid for the year	$269,137

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund (Formerly known as TIAA-CREF Lifecycle 2065 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TSFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$25	0.25%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 25	[73]
Expense Ratio, Percent	0.25%	[73]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 22.85% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2065 Fund Composite Index, which returned 22.32%.

•  The Lifecycle 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	Since Inception
Class R6 Shares at NAV	22.85%	10.69%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle 2065 Fund Composite Index	22.32%	10.96%
S&P Target Date 2065+ Index	21.48%	11.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 90,936,844
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 269,137
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$90,936,844
Total number of portfolio holdings	19
Portfolio turnover (%)	34%
Total advisory fees paid for the year	$269,137

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014640 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund (Formerly known as TIAA-CREF Lifecycle 2015 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$49	0.49%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 49	[74]
Expense Ratio, Percent	0.49%	[74]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 10.52% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2015 Fund Composite Index, which returned 10.74%.

•  The Lifecycle 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.52%	5.32%	4.95%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2015 Fund Composite Index	10.74%	5.85%	5.28%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,158,115,781
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,598,952
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,158,115,781
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$4,598,952

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033273 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund(Formerly known as TIAA-CREF Managed Allocation Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$0	0.00%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 0	[75]
Expense Ratio, Percent	0.00%	[75]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 15.97% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024, Year. The Fund outperformed the Managed Allocation Fund Composite Index, which returned 14.39%.

•  The Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	15.97%	7.56%	6.44%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Managed Allocation Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 881,106,752
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$881,106,752
Total number of portfolio holdings	14
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$0

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054992 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund(Formerly known as TIAA-CREF Lifecycle 2045 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TTFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$52	0.52%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 52	[76]
Expense Ratio, Percent	0.52%	[76]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 20.88% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2045 Fund Composite Index, which returned 20.71%.

•  The Lifecycle 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI All Country World Index ex USA Investable Market Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	20.88%	10.51%	8.20%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2045 Fund Composite Index	20.71%	11.05%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,447,242,431
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 17,421,709
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$4,447,242,431
Total number of portfolio holdings	19
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$17,421,709

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000054995 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund (Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$53	0.53%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 53	[77]
Expense Ratio, Percent	0.53%	[77]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.19% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Core Bond Fund Nuveen Core Equity Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	10.19%	4.93%	4.53%
Class A at maximum sales charge (Offering Price)	3.82%	3.69%	3.91%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	4.85%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.”

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 418,700,199
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,684,797
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]	Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund (Formerly known as TIAA-CREF Lifecycle Index 2025 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 12.73% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 12.99%.

•  The Lifecycle Index 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	12.73%	6.83%	5.98%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2025 Fund Composite Index	12.99%	7.15%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,952,010,421
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 9,214,120
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$5,952,010,421
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$9,214,120

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund (Formerly known as TIAA-CREF Lifecycle Index 2030 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 14.66% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 14.70%.

•  The Lifecycle Index 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	14.66%	7.98%	6.87%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2030 Fund Composite Index	14.70%	8.05%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,018,485,284
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,647,881
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,018,485,284
Total number of portfolio holdings	7
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$11,647,881

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079538 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund (Formerly known as TIAA-CREF Lifecycle Index 2030 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TLHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 14.39% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 14.70%.

•  The Lifecycle Index 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	14.39%	7.73%	6.62%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2030 Fund Composite Index	14.70%	8.05%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,018,485,284
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,647,881
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,018,485,284
Total number of portfolio holdings	7
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$11,647,881

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund (Formerly known as TIAA-CREF Lifecycle Index 2040 Fund)
Class Name	Premier Class Shares
Trading Symbol	TLPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 18.86% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 19.12%.

•  The Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	18.86%	9.90%	8.06%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2040 Fund Composite Index	19.12%	10.14%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,874,158,019
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 11,856,216
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,874,158,019
Total number of portfolio holdings	5
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$11,856,216

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund (Formerly known as TIAA-CREF Lifecycle 2015 Fund)
Class Name	Premier Class Shares
Trading Symbol	TCFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$39	0.39%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 39	[78]
Expense Ratio, Percent	0.39%	[78]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 10.56% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2015 Fund Composite Index, which returned 10.74%.

•  The Lifecycle 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.56%	5.43%	5.04%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2015 Fund Composite Index	10.74%	5.85%	5.28%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,158,115,781
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,598,952
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$1,158,115,781
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$4,598,952

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund(Formerly known as TIAA-CREF Lifecycle 2050 Fund)
Class Name	Premier Class Shares
Trading Symbol	TCLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

Expenses Paid, Amount	$ 41	[79]
Expense Ratio, Percent	0.41%	[79]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 21.90% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2050 Fund Composite Index, which returned 21.44%.

•  The Lifecycle 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	21.90%	10.87%	8.47%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2050 Fund Composite Index	21.44%	11.29%	8.94%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,505,834,075
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 13,606,936
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$3,505,834,075
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$13,606,936

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund (Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Class Name	Premier Class Shares
Trading Symbol	TLSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 25	[80]
Expense Ratio, Percent	0.25%	[80]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.69% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	11.69%	5.31%	4.70%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	4.78%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 309,299,326
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 307,011
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000107528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund (Formerly known as TIAA-CREF Lifestyle Growth Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$3	0.03%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 3	[81]
Expense Ratio, Percent	0.03%	[81]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 20.24% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	20.24%	9.75%	7.74%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	8.04%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 306,250,622
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 288,025
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000107529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund (Formerly known as TIAA-CREF Lifestyle Income Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 10	[82]
Expense Ratio, Percent	0.10%	[82]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 7.91% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	7.91%	3.38%	3.33%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.07%
Morningstar Conservative Target Risk Index	5.26%	2.12%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 74,920,788
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 76,937
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

Holdings [Text Block]	(1) Affiliated investment companies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162584 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund (Formerly known as TIAA-CREF Lifecycle Index 2035 Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TLYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 16.57% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 16.72%.

•  The Lifecycle Index 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	16.57%	8.87%	8.34%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2035 Fund Composite Index	16.72%	9.04%	8.50%
S&P Target Date 2035 Index	16.73%	8.92%	8.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,457,873,052
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,652,990
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$8,457,873,052
Total number of portfolio holdings	7
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$11,652,990

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162593 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund (Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 20	[83]
Expense Ratio, Percent	0.20%	[83]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.55% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	24.55%	11.85%	10.04%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	10.89%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	9.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 247,850,700
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 228,825
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund (Formerly known as TIAA-CREF Lifecycle Index 2065 Fund)
Class Name	Retirement Class Shares
Trading Symbol	TFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 21.93% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 22.31%.

•  The Lifecycle Index 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	Since Inception
Retirement Class Shares at NAV	21.93%	10.53%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle Index 2065 Fund Composite Index	22.31%	10.89%
S&P Target Date 2065+ Index	21.48%	11.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 339,024,079
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 334,084
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$339,024,079
Total number of portfolio holdings	5
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$334,084

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000221709 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund (Formerly known as TIAA-CREF Lifecycle Index 2065 Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 22.12% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2065 Fund Composite Index, which returned 22.31%.

•  The Lifecycle Index 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund .

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1 year	Since Inception
Class R6 Shares at NAV	22.12%	10.86%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle Index 2065 Fund Composite Index	22.31%	10.89%
S&P Target Date 2065+ Index	21.48%	11.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 339,024,079
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 334,084
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2024)

Fund net assets	$339,024,079
Total number of portfolio holdings	5
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$334,084

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[2]	Affiliated investment companies, except for repurchase agreements.
[3]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[4]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[5]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[6]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[7]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[8]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[9]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[10]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[11]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[12]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[13]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[14]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[15]	Affiliated investment companies, except for repurchase agreements.
[16]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[17]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[18]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[19]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[20]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[21]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[22]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[23]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[24]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[25]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[26]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[27]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[28]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[29]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[30]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[31]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[32]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[33]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[34]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[35]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[36]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[37]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[38]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[39]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[40]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[41]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[42]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[43]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[44]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[45]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[46]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[47]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[48]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[49]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[50]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[51]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[52]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[53]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[54]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[55]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[56]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[57]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[58]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[59]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[60]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[61]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[62]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[63]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[64]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[65]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[66]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[67]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[68]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[69]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[70]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[71]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[72]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[73]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[74]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[75]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[76]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[77]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[78]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[79]	These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.
[80]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[81]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[82]	These costs do not include the expenses of the underlying funds in which the Fund invests.
[83]	These costs do not include the expenses of the underlying funds in which the Fund invests.